Risk/Return Summary - FidelitySeriesEmergingMarketsDebtFunds-ComboPRO - FidelitySeriesEmergingMarketsDebtFunds-ComboPRO - Fidelity Series Emerging Markets Debt Fund	Dec. 31, 2022
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Series Emerging Markets Debt Fund and
Fidelity Series Emerging Markets Debt Fund
Risk/Return:
Strategy Narrative [Text Block]	Investing up to 20% of the fund's net assets in securities that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - to adjust the fund's risk exposure - as well as forward foreign currency exchange contracts for both hedging and non-hedging purposes.
Risk Narrative [Text Block]	Foreign Currency Transactions. The fund may enter into forward foreign currency exchange contracts for both hedging and non-hedging purposes. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. Foreign exchange rates can be extremely volatile and the degree of volatility of the market or in the direction of the market from that anticipated by the Adviser may result in losses to the fund. Leverage Risk. Derivatives, forward-settling securities and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit a fund's ability to pursue its investment strategies.